Earnings per share	12 Months Ended
Dec. 31, 2022
Earnings per share
Earnings per share
8.	Earnings per share

Basic earnings per share amounts are calculated by dividing net profit for the year attributable to ordinary equity holders of the parent by the weighted average number of ordinary shares outstanding during the year.

Diluted earnings per share amounts are calculated by dividing the net profit attributable to ordinary equity holders of the parent adjusted for the effect of any potential share exercise by the weighted average number of ordinary shares outstanding during the year plus the weighted average number of ordinary shares that would be issued on conversion of all the dilutive potential ordinary shares into ordinary shares.

The following reflects the income and share data used in basic and diluted earnings per share computations for the years ended December 31:

	2020	2021	2022
Net profit attributable to ordinary equity holders of the parent for basic earnings	8,842	17,399	13,119
Weighted average number of ordinary shares for basic earnings per share	62,251,274	62,433,524	62,619,727
Effect of share-based payments	165,196	20,482	—
Weighted average number of ordinary shares for diluted earnings per share	62,416,470	62,454,006	62,619,727

Earnings per share:
Basic, profit attributable to ordinary equity holders of the parent	142.04	278.68	209.50
Diluted, profit attributable to ordinary equity holders of the parent	141.66	278.59	209.50

There have been no other transactions involving ordinary shares or potential ordinary shares between the reporting date and the date of completion of these financial statements.